EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	11 years	12 years	12 years
Expense for savings plan and DC Plans	$ 72	$ 71	$ 64
Current assets of discontinued operations	197	235
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans	72	71	64
Total cash contributions	80	79	$ 101
Change in Plan Assets
Plan assets at fair value – beginning of year	4,397
Plan assets at fair value – end of year	4,431	4,397
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)	967	758
Other long-term liabilities (Note 17)	(69)	$ (94)
Disposed of by sale | South Bow Canadian Infrastructure Holdings Ltd
Employee post-retirement benefits
Sale consideration	105
Current assets of discontinued operations	$ 17
Pension Benefit Plans
Employee post-retirement benefits
Expected average remaining service life of employees over which past service costs are amortized	8 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 0	$ 0	$ 28
Total amount outstanding under letters of credit	111	133
Change in Benefit Obligation
Benefit obligation – beginning of year	3,342	3,356
Service cost	101	108	93
Interest cost	162	160	158
Employee contributions	11	11
Benefits paid	(228)	(194)
Actuarial (gain) loss	(80)	(39)
South Bow - transition of benefit obligation	0	(118)
Foreign exchange rate changes	(35)	58
Benefit obligation – end of year	3,273	3,342	3,356
Change in Plan Assets
Plan assets at fair value – beginning of year	3,948	3,697
Actual return on plan assets	390	485
Employer contributions	0	0
Employee contributions	11	11
Benefits paid	(228)	(194)
South Bow - transition of plan assets	0	(119)
Foreign exchange rate changes	(40)	68
Plan assets at fair value – end of year	4,081	3,948	3,697
Funded Status – Plan Surplus	$ 808	$ 606
Discount rate	5.10%	4.90%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)	$ 808	$ 606
Accounts payable and other	0	0
Other long-term liabilities (Note 17)	0	0
Net	808	606
Pension Benefit Plans | South Bow
Change in Plan Assets
Plan assets at fair value – beginning of year	110
Plan assets at fair value – end of year	17	110
Pension Benefit Plans | TC Energy and South Bow
Change in Plan Assets
Plan assets at fair value – beginning of year	4,058
Plan assets at fair value – end of year	4,098	4,058
Pension Benefit Plans | Canadian
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Total amount outstanding under letters of credit	$ 0	111	244
Pension Benefit Plans | Minimum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Pension Benefit Plans | Maximum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	5 years
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 8	8	9
Change in Benefit Obligation
Benefit obligation – beginning of year	288	285
Service cost	1	1	3
Interest cost	15	14	16
Employee contributions	2	2
Benefits paid	(22)	(24)
Actuarial (gain) loss	(26)	(5)
South Bow - transition of benefit obligation	0	(1)
Foreign exchange rate changes	(9)	16
Benefit obligation – end of year	249	288	285
Change in Plan Assets
Plan assets at fair value – beginning of year	339	358
Actual return on plan assets	22	17
Employer contributions	8	(41)
Employee contributions	2	2
Benefits paid	(22)	(25)
South Bow - transition of plan assets	0	0
Foreign exchange rate changes	(16)	28
Plan assets at fair value – end of year	333	339	$ 358
Funded Status – Plan Surplus	$ 84	$ 51
Discount rate	5.45%	5.45%
OPEB surplus transferred to pay future active employee medical expenses	$ 0	$ 49
Amounts recognized in the Balance Sheet
Other long-term assets (Note 14)	159	152
Accounts payable and other	(6)	(7)
Other long-term liabilities (Note 17)	(69)	(94)
Net	$ 84	$ 51